Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Details) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 63,895	$ 68,911
Provision for Doubtful Accounts	(5,016)	(10,298)
Write-offs	(63,895)	(53,597)
Balance	$ 68,911	$ 63,895